Deferred Grants (Tables) (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Schedule of Remaining Deferred Grants

As of September 30, 2020, the remaining deferred grants as below:

Years ended December 31
Three month ended December 31, 2020	$59,788
2021	239,149
2022	239,149
2023	172,806
Total deferred grants	710,892
less: current portion	(235,655)
Deferred grants- non-current	$475,237